General information - Additional Information (Details) SFr / shares in Units, € in Thousands			1 Months Ended	12 Months Ended
	Sep. 14, 2021 $ / shares shares	Jun. 24, 2021 CHF (SFr) SFr / shares shares	Sep. 30, 2021 installment shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) instrument	Dec. 31, 2020 EUR (€)
General information
Shares subject to vest, number of installments | installment			3
Issued (Number of warrants) | instrument					1,353,740
Covid Nineteen [Member]
General information
Income from government grants | €						€ 3,179
Government grants and Grants receivable | €				€ 0	€ 0
Class A Ordinary Shares [Member] | IPO [Member]
General information
Shares issued, Price per share | $ / shares	$ 27.00
Shares issued	19,000,000
Reorganization Transactions [Member] | Phantom Option Plan
General information
Conversion of awards, Converted restricted stock units			66,744
Reorganization Transactions [Member] | Management Participation Program [Member] | MPP Participant [Member]
General information
Issued (Number of warrants)			9,566,464
Reorganization Transactions [Member] | Management Participation Program [Member] | MPP Participant [Member] | Tranche One [Member]
General information
Percentage of shares subject to vest			35.00%
Reorganization Transactions [Member] | Management Participation Program [Member] | MPP Participant [Member] | Tranche Two [Member]
General information
Percentage of shares subject to vest			65.00%
CarstenKoerl The Founder [Member] | Reorganization Transactions [Member]
General information
Capital contributions | SFr		SFr 100,000
Share price | SFr / shares		SFr 0.10
CarstenKoerl The Founder [Member] | Reorganization Transactions [Member] | Ordinary shares [member]
General information
Shares received		1,000,000
CarstenKoerl The Founder [Member] | Reorganization Transactions [Member] | Class A Ordinary Shares [Member]
General information
Conversion of shares, Shares issued			2,500,000
CarstenKoerl The Founder [Member] | Reorganization Transactions [Member] | Class B Ordinary Shares [Member]
General information
Conversion of shares, Shares issued			903,670,701
Sportradar Holding AG [Member]
General information
Percentage of equity interest held				100.00%